Note 7 - Long-term Debt and Note Payable to Bank	12 Months Ended
Oct. 31, 2014
Notes to Financial Statements
Long-term Debt [Text Block]
(7)	Long-term Debt and Note Payable to Bank

The Company has credit facilities consisting of a real estate term loan, as amended (the “Virginia Real Estate Loan”), a supplemental real estate term loan, as amended (the “North Carolina Real Estate Loan”) and a revolving credit facility, as amended (the “Commercial Loan”).

Both the Virginia Real Estate Loan and the North Carolina Real Estate Loan are with Valley Bank, have a fixed interest rate of 4.25% and are secured by a first priority lien on all of the Company’s personal property and assets, except for the Company’s inventory, accounts, general intangibles, deposit accounts, instruments, investment property, letter of credit rights, commercial tort claims, documents and chattel paper, as well as a first lien deed of trust on the Company’s real property.

Long-term debt as of October 31, 2014 and 2013 consists of the following:

	October 31,
	2014	2013
Virginia Real Estate Loan ($6.5 million original principal) payable in monthly installments of $36,426, including interest (at 4.25%), with final payment of $4,858,220 due April 30, 2018	$5,575,586	$5,767,947
North Carolina Real Estate Loan ($2.24 million original principal) payable in monthly installments of $12,553, including interest (at 4.25%), with final payment of $1,674,217 due April 30, 2018	1,921,433	1,987,723
Total long-term debt	7,497,019	7,755,670
Less current installments	269,996	258,628
Long-term debt, excluding current installments	$7,227,023	$7,497,042

The Commercial Loan provides the Company with a revolving line of credit for the working capital needs of the Company. Under the terms of the Commercial Loan, the Company may borrow an aggregate principal amount at any one time outstanding not to exceed the lesser of (i) $9.0 million, or (ii) the sum of 85% of certain receivables aged 90 days or less plus 35% of the lesser of $1.0 million or certain foreign receivables plus 25% of certain raw materials inventory.

On August 11, 2014, the Company entered into a commercial note renewal (“Binding Letter of Renewal”) extending the maturity date of the Commercial Loan to August 31, 2016. The Binding Letter of Renewal only extends the maturity date of the Commercial Loan. All other terms of the Commercial Loan remain unaltered and remain in full force and effect. Within the revolving loan limit of the Commercial Loan and the Binding Letter of Renewal, the Company may borrow, repay, and reborrow, at any time from time to time until August 31, 2016.

Advances under the Commercial Loan accrue interest at LIBOR plus 2.2% (resulting in a 2.35% rate at October 31, 2014). Accrued interest on the outstanding principal balance is due on the first day of each month, with all then outstanding principal, interest, fees and costs due at the Commercial Loan maturity date of August 31, 2016, the extended maturity date of the Commercial Loan.

The Commercial Loan is secured by a first priority lien on all of the Company’s inventory, accounts, general intangibles, deposit accounts, instruments, investment property, letter of credit rights, commercial tort claims, documents and chattel paper.

As of October 31, 2014 and 2013, the Company had $2.5 million of outstanding borrowings on its Commercial Loan and $6.5 million in available credit.

The aggregate maturities of long-term debt for each of the four years subsequent to October 31, 2014 are: $269,996 in fiscal year 2015, $2,780,999 in fiscal year 2016, $294,213 in fiscal year 2017 and $6,651,811 in fiscal year 2018.